PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	2012	2012	2011
	USD	RMB	RMB
Property	4	23	1,671
Machinery	227	1,416	3,780
Furniture and office equipment	4,309	26,845	33,874
Motor vehicles	722	4,499	12,649
Total	5,262	32,783	51,974
Less: accumulated depreciation	(2,451)	(15,268)	(34,083)
Property and equipment, net	2,811	17,515	17,891

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Cost of sales	11	72	41	36
Selling, general and administrative expenses	691	4,303	4,697	4,418
Research and development expenses	227	1,414	1,441	1,690
Total	929	5,789	6,179	6,144